Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Revenue, net	$ 4,885	$ 4,601	$ 9,894	$ 8,755	$ 18,097	$ 13,493
Cost of goods sold	3,160	3,962	6,457	7,024	14,237	17,773
Gross margin	1,725	639	3,437	1,731	3,860	(4,280)
Operating expense:
Research and development	1,186	1,751	2,447	3,621	6,523	6,265
Selling, general and administrative	8,141	11,569	16,550	26,550	44,680	48,488
Restructuring	401		2,163
Total operating expense	9,728	13,320	21,160	30,171	51,203	54,753
Operating loss	(8,003)	(12,681)	(17,723)	(28,440)	(47,343)	(59,033)
Other income (expense), net:
Interest income					1	3
Interest expense	(2,421)	(3,470)	(9,006)	(8,693)	(16,318)	(7,545)
Costs associated with aborted 2015 IPO				(3,978)
Change in fair value of derivatives	(42)		(635)	443	443	802
Other income						201
Offering costs (including 2014 capitalized IPO costs)				(3,978)	(3,978)
Total other income (expense), net	(2,463)	(3,470)	(9,641)	(12,228)	(19,852)	(6,539)
Loss before income taxes	(10,466)	(16,151)	(27,364)	(40,668)
Income tax expense	0	0	0	0	0	0
Net loss	$ (10,466)	$ (16,151)	$ (27,364)	$ (40,668)	$ (67,195)	$ (65,572)
Net loss per share of common shares outstanding - basic and diluted	$ (1.09)		$ (4.41)		$ (278.75)	$ 0.00
Weighted average common shares outstanding - basic and diluted	9,561,826		6,207,945		241,055	0